Net Loss Per Share - Calculation of Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss	$ (85,924)	$ (128,584)	$ (96,536)	$ (20,612)
Less: Net loss attributable to non-controlling interests	(44,917)	(44,917)	0	0
Net loss attributable to Pluralsight, Inc.	$ (41,007)	$ (83,667)	$ (96,536)	$ (20,612)
Denominator:
Weighted-average common shares./units outstanding (in shares)	63,119
Less: weighted-average common shares/units subject to time-based vesting (in shares)	(279)
Weighted average common units used in computing basic and diluted net loss per unit (in shares)	62,840
Net loss per unit, basic and diluted (in dollars per share)	$ (0.65)